Financial Instruments with Off-Balance Sheet Risk - Net Appreciation (Depreciation) of Fair Value (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Net appreciation/(depreciation) in the fair value of derivatives	$ (55)	$ (3,739)
Interest rates
EBP, Risk and Uncertainty [Line Items]
Net appreciation/(depreciation) in the fair value of derivatives	38	(1,683)
Credit
EBP, Risk and Uncertainty [Line Items]
Net appreciation/(depreciation) in the fair value of derivatives	0	65
Currencies
EBP, Risk and Uncertainty [Line Items]
Net appreciation/(depreciation) in the fair value of derivatives	0	480
Commodities
EBP, Risk and Uncertainty [Line Items]
Net appreciation/(depreciation) in the fair value of derivatives	(6,206)	(1,274)
Equities
EBP, Risk and Uncertainty [Line Items]
Net appreciation/(depreciation) in the fair value of derivatives	$ 6,113	$ (1,327)